Players liability account	12 Months Ended
Aug. 31, 2021
Players Liability Account
Players liability account

17. Players liability account

The Players liability account consists of UMG and Winview cash deposited by players, plus any prize winnings, less any fees for match game play and withdrawal requests processed to date. As of August 31, 2021, and 2020, the players liability account balance is the total amount payable if all players were to request closure of their accounts.